Consolidated Statements of Comprehensive Income (Loss) (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Comprehensive Income [Abstract]
Rent Expenses Incurred To Related Party	$ 819	$ 851	$ 798
Interest Expense, Related Party	$ 354	$ 916	$ 663